Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Legal fees		$ 39,584		$ 92,584	$ 49,334	$ 13,076
Chief Executive Officer
Related party transaction	$ 110,788	107,500	$ 228,125	214,999	430,000	346,545
Chief Scientific Officer
Related party transaction	104,319	101,250	213,350	202,500	405,000	89,481
Executive Chairman of the Board of Directors
Related party transaction	30,000	25,224	60,000	50,449	105,673	100,897
Stockholder and Board Member
Related party transaction	$ 15,500	$ 10,000	$ 31,000	$ 20,000	$ 45,500	$ 20,000